Performance Management	Mar. 12, 2025
Westwood LBRTY International Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance information will be available after the Fund completes a full calendar year of operations. Updated performance information, current through the most recent month end, will be available by calling 1-800-994-0755 or by visiting www.westwoodetfs.com.

Performance One Year or Less [Text]	Performance information will be available after the Fund completes a full calendar year of operations.
Performance Availability Website Address [Text]	www.westwoodetfs.com
Performance Availability Phone [Text]	1-800-994-0755
Westwood LBRTY Global Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance information will be available after the Fund completes a full calendar year of operations. Updated performance information, current through the most recent month end, will be available by calling 1-800-994-0755 or by visiting www.westwoodetfs.com.

Performance One Year or Less [Text]	Performance information will be available after the Fund completes a full calendar year of operations.
Performance Availability Website Address [Text]	www.westwoodetfs.com
Performance Availability Phone [Text]	1-800-994-0755
Westwood LBRTY Emerging Markets Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance information will be available after the Fund completes a full calendar year of operations. Updated performance information, current through the most recent month end, will be available by calling 1-800-994-0755 or by visiting www.westwoodetfs.com.

Performance One Year or Less [Text]	Performance information will be available after the Fund completes a full calendar year of operations.
Performance Availability Website Address [Text]	www.westwoodetfs.com
Performance Availability Phone [Text]	1-800-994-0755